Advances for vessels under construction and acquisition of vessels (Tables)	6 Months Ended
Jun. 30, 2018
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	December 31, 2017	June 30, 2018

Pre-delivery yard installments and Fair value adjustment	$30,402	$-
Shares issued for OCC Vessels	-	42,962
Bareboat capital leases – upfront hire & handling fees	10,460	1,044
Capitalized interest and finance costs	4,753	318
Other capitalized costs	2,959	159
Advances for secondhand vessels	-	1,997
Total	$48,574	$46,480